ACCOUNTING POLICIES, CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS	12 Months Ended
Dec. 31, 2021
ACCOUNTING POLICIES, CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS
ACCOUNTING POLICIES, CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS

NOTE 1 – ACCOUNTING POLICIES, CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS

OVERVIEW OF BUSINESS

TORM plc is a shipping company, which owns and operates a fleet of product tankers.

TORM plc is a public company limited by shares and is incorporated in England and Wales. Its registered number is 09818726 and its registered address is Birchin Court, 20 Birchin Lane, London, EC3V 9DU. Unless otherwise indicated, the terms “TORM plc”, “we”, “us”, “our”, the “Company”, and the “Group” refer to TORM plc and its consolidated subsidiaries, which include TORM A/S and its consolidated subsidiaries.

TORM plc is listed on the stock exchanges Nasdaq in Copenhagen, Denmark, and on Nasdaq in New York, United States.

BASIS OF PREPARATION

The consolidated financial statements of the Group have been prepared in accordance with UK-adopted International Accounting Standards (“UK-adopted IAS”). The consolidated financial statements are also prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and IFRS as adopted by the EU, as applied to financial periods beginning on or after 1 January 2021.

The consolidated financial statements have been prepared on a going concern basis and under the historical cost convention except where fair value accounting is specifically required by IFRS.

The functional currency of the Company is USD, and the Company applies USD as the presentation currency in the preparation of the consolidated financial statements.

GOING CONCERN

As of 31 December 2021, TORM’s available liquidity including undrawn and committed facilities was USD 210m, including a total cash position of USD 172m (including restricted cash of USD 27m). TORM’s net interest-bearing debt was USD 972m, and the net debt loan-to-value ratio was 52.3%. Further information on TORM’s objectives and policies for managing its capital, its financial risk management objectives and its exposure to credit and liquidity risk can be found in Note 21 to the financial statements. The principal risks and uncertainties facing TORM are set out on pages 65-69 and details on the liquidity and capital resources are described in Note 2.

TORM monitors its funding position throughout the year to ensure that it has access to sufficient funds to meet our forecast cash requirements, including newbuilding and loan commitments, and to monitor compliance with the financial covenants in its loan facilities, details of which are available in Note 2 to the financial statements. A key element for TORM’s financial performance in the going concern period relates to the development of the COVID-19 pandemic and related effect on the oil demand and supply balance. TORM’s base case assumes the oil markets to reach pre-COVID-19 levels during the second half of 2022 with freight rates and vessel values materializing above 2021 levels. In the base case, TORM has sufficient liquidity and headroom above all the covenant limits. TORM also pays special attention to the significantly increased geopolitical risk following Russia’s invasion of Ukraine in February 2022 and the associated effects on the product tanker market. The immediate impact is that the uncertainty and potential for re-routing of trade flows has sent the tanker freight rates in the European markets upwards. The financial impact going forward is uncertain, but TORM currently expects that the possible effects are covered within the below sensitivity calculations.

TORM performs sensitivity calculations to reflect downside scenarios including, but not limited to, future freight rates and vessel valuations in order to identify risks to future liquidity and covenant compliance and to enable Management to take corrective actions, if required. The downside scenarios cover the principal risks and uncertainties facing TORM as set out on pages 65-69 and include different distressed outlooks for the product tanker market. In a low case scenario, Management has assumed freight rates which on average are approximately 25% below those in the base case and a related decline in vessel values. In the low case scenario, there remains sufficient headroom on liquidity and covenants. In a stress case scenario, Management has further stressed the freight rates to the lowest rolling four quarter average since 2000. In the stress case scenario, certain actions will be required to maintain covenant compliance. Such actions are assessed to be achievable also in a stress case scenario and could include elements such as the sale of older vessels.

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The Board of Directors has considered TORM’s cash flow forecasts and the expected compliance with TORM’s financial covenants for the period until 31 March 2023. TORM’s cash flow forecast and expected covenant compliance are based on the business plan approved by the Board of Directors. Based on this review, the Board of Directors has a reasonable expectation that taking reasonably possible changes in trading performance and vessel valuations into account, TORM will be able to continue the operational existence and comply with its financial covenants for the period until 31 March 2023. Accordingly, TORM continues to adopt the going concern basis in preparing its financial statements.

ADOPTION OF NEW OR AMENDED IFRS STANDARDS

TORM has implemented the following standards and amendments issued by the IASB and adopted by the UK in the consolidated financial statements for 2021:

●	IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 amendments Interest rate Benchmark Reform – Phase 2
●	IFRS 4 amendment Extension of the Temporary exemption from Applying IFRS 9
●	IFRS 16 amendment Covid-19-related Rent Concessions beyond 30 June 2021

It is assessed that application of these effective on 01 January 2021 has not had any material impact on the consolidated financial statements in 2021.

ACCOUNTING STANDARDS AND INTERPRETATIONS NOT YET ADOPTED

IASB has issued a number of new or amended accounting standards (IFRS) and interpretations  (IFRIC) which have not yet come into effect:

●	Amendments to IFRS 3 Business Combinations; IAS 16 Property, Plant and Equipment; IAS 37 Provisions, Contingent Liabilities and Contingent Assets (all mandatory 01 January 2022)
●	Annual Improvements 2018-2020 (01 January 2022)
●	Amendments to IAS 1 Presentation of Financial Statements: Classification of Liabilities as Current or Non-current (01 January 2023)
●	IFRS 17 Insurance Contracts (01 January 2023)
●	IAS 12 amendments Deferred Tax related to Assets and liabilities arising from a Single Transaction (01 January 2023)
●	IAS 8 amendments Definition of Accounting Estimates (01 January 2023)
●	IAS 1 and IFRS Practice Statement 2 amendments Disclosure of Accounting Policies (01 January 2023)
●	IFRS 10 and IAS 28 (amendments) Sale or Contribution of Assets between an Investor and its Associate or Joint Venture issued in September 2014 (deferred indefinitely)

TORM has assessed the accounting standards and interpretations not yet adopted and does not expect the new standards to have any material impact on neither TORM’s figures nor the disclosures.

ACCOUNTING POLICIES

The Group’s general accounting policies are described below. In addition to this, specific accounting policies are described in each of the individual notes to the consolidated financial statements as outlined in the following notes:

●	Staff costs
●	Loan receivables
●	Tangible fixed assets
●	Leasing
●	Impairment
●	Financial items
●	Freight receivables

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●	Other receivables
●	Tax
●	Other liabilities
●	Borrowings
●	Derivative financial instruments
●	Provisions
●	Earnings per share

Consolidation principles

The consolidated financial statements comprise the financial statements of the Parent Company, TORM plc and entities controlled by the Company and its subsidiaries. Control is achieved when the Company has all the following:

●	Power over the investee
●	Exposure, or rights, to variable returns from its involvement with the investee
●	The ability to use its power over the investee to affect the amounts of the investor’s returns

TORM reassess whether it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above

When the Company has less than a majority of the voting rights of an investee, it has power over the investee when the voting rights are sufficient to give it the practical ability to direct the relevant activities unilaterally. The Company considers all facts and circumstances in assessing whether or not the Company’s voting rights in an investee are sufficient to give it power, including:

●	The size of the Company’s holding of voting rights relative to the size and dispersion of holdings of the other vote holders
●	Potential voting rights held by the Company, other vote holders or other parties
●	Rights arising from other contractual arrangements
●	Any additional facts and circumstances which indicate that the Company has, or does not have, the current ability to direct the relevant activities at the time when decisions need to be made, including voting pattern at previous shareholders’ meetings

Entities in which the Group exercises significant but not controlling influence are regarded as associated companies and are accounted for using the equity method.

Companies which are managed jointly by agreement with one or more companies and therefore are subject to joint control (joint ventures) are accounted for using the equity method.

Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ends when the Company loses control over the subsidiary. Specifically, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated income statement and other comprehensive income from the date on which the Company obtains control until the date when the Company loses control over the subsidiary.

The consolidated financial statements are prepared using consistent accounting policies and eliminating intercompany transactions, balances, and shareholdings as well as gains and losses on transactions between the consolidated entities.

Foreign currencies

The functional currency of all significant entities, including subsidiaries and associated companies, is United States Dollars (USD), because the Company’s vessels operate in international shipping markets, in which income and expenses are settled in USD, and because the Company’s most significant assets and liabilities in the form of vessels and related liabilities are denominated in USD. Transactions in currencies other than the functional currency are translated into the functional currency at the transaction date. Cash, receivables and payables and other monetary items denominated in currencies other than the functional currency are translated into the

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functional currency at the exchange rate at the balance sheet date. Gains or losses due to differences between the exchange rate at the transaction date and the exchange rate at the settlement date or the balance sheet date are recognized in the income statement under “Financial income” and “Financial expenses”.

The reporting currency of the Company is USD. Upon recognition of entities with functional currencies other than USD, the financial statements are translated into USD. Income statement items are translated into USD at the exchange rate for each transaction, whereas balance sheet items are translated at the exchange rate as of the balance sheet date. Exchange differences arising from the translation of financial statements into USD are recognized as a separate component in “Other comprehensive income”. On the disposal of an entity, the cumulative amount of the exchange differences recognized in the separate component of equity relating to that entity is transferred to the income statement as part of the gain or loss on disposal.

Segment information

The segmentation is based on the Group’s internal management and reporting structure. The Group only has one operating segment which is the sole reportable segment, the Tanker Segment, for which the services provided primarily comprise transportation of refined oil products such as gasoline, jet fuel, and naphtha.

The Group has only one geographical segment, because the Company considers the global market as a whole and as the individual vessels are not limited to specific parts of the world. Further, the internal management reporting does not provide such information. Consequently, it is not possible to provide geographical segment information on revenue from external customers or non-current segment assets.

INCOME STATEMENT

Revenue

Income is recognized in the income statement when:

●	The income generating activities have been carried out on the basis of a binding agreement
●	The income can be measured reliably
●	It is probable that the economic benefits associated with the transaction will flow to the Company

Revenue comprises freight, charter hire, and demurrage revenue from the vessels. Revenue is recognized when or as performance obligations are satisfied by transferring services to the customer, i.e., over time, provided that the stage of completion can be measured reliably. Revenue is measured as the consideration the Group expects to be entitled to.

Freight revenue, including charter hire and demurrage (and related voyage costs) are recognized in the income statement according to the entered charter parties from the date of load to the date of delivery of the cargo (discharge). The completion is determined using the load-to-discharge method based on the percentage of the estimated duration of the voyage completed at the reporting date, because the Company has an enforceable right to payment for performance completed to date.

Cross-over voyages

For cross-over voyages (voyages in progress at the end of a reporting period), the uncertainty and the dependence on estimates are greater than for finalized voyages. The Company recognizes a percentage of the estimated revenue for the voyage equal to the percentage of the estimated duration of the voyage completed at the balance sheet date. The estimate of revenue is based on the expected duration and destination of the voyage.

When recognizing revenue, there is a risk that the actual number of days it takes to complete the voyage will differ from the estimate. The contract for a single voyage may state several alternative destination ports. The destination port may change during the voyage,

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and the rate may vary depending on the destination port. Changes to the estimated duration of the voyage as well as changing destinations and weather conditions will affect the voyage expenses.

Demurrage revenue

Freight contracts contain conditions regarding the amount of time available for loading and discharging of the vessel. If these conditions are breached, TORM is compensated for the additional time incurred in the form of demurrage revenue. Demurrage revenue is recognized in accordance with the terms and conditions of the charter parties. Upon completion of the voyage, the Company assesses the time spent in port, and a demurrage claim based on the relevant contractual conditions is submitted to the charterers.

The claim will often be met by counterclaims due to differences in the interpretation of the agreement compared to the actual circumstances of the additional time used. Based on previous experience, 95% of the demurrage claim submitted is recognized as demurrage revenue upon initial recognition. The Company receives the demurrage payment upon reaching final agreement on the amount, which on average is approximately 100 days after the original demurrage claim was submitted. Any adjustments to the final agreement are recognized as demurrage revenue.

Port expenses, bunkers, and commissions

Port expenses, bunker fuel consumption, and commissions are recognized as incurred. To the extent that the costs are recoverable, costs directly attributable to relocate the vessel to the load port are capitalized and amortized over the course of the transportation period.

Gains and losses on forward bunker contracts and write-down for losses on freight receivables are included in this line.

Operating expenses

Operating expenses, which comprise crew expenses, repair and maintenance expenses and tonnage duty, are expensed as incurred.

Profit from sale of vessels

Profit from sale of vessels is recognized at the time of delivery to the buyer, representing the difference between the sales price less costs to sell and the carrying value of the vessel.

Administrative expenses

Administrative expenses, which comprise administrative staff costs, management costs, office expenses and other expenses relating to administration, are expensed as incurred.

Other operating expenses

Other operating expenses primarily comprise management fees paid to commercial and technical managers for managing the fleet and profits and losses deriving from the disposal of fixed assets other than vessels.

Depreciation and impairment losses and reversals of impairment losses

Depreciation and impairment losses comprise depreciation of tangible fixed assets for the year as well as the write-down of the value of assets by the amount by which the carrying amount of the asset exceeds its recoverable amount. In the event of indication of impairment, the carrying amount is assessed, and the value of the asset is written down to its recoverable amount equal to the higher of value in use based on net present value of future earnings from the assets and its fair value less costs to sell.

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Subsequent reversal of impairment losses is recognized if the recoverable amount exceeds the carrying amount to the extent that the carrying amount does not exceed the carrying amount without any historic impairment losses.

BALANCE SHEET

Financial assets

Financial assets are initially recognized on the settlement date at fair value plus transaction costs, except for financial assets at fair value through profit or loss, which are recognized at fair value. Financial assets are derecognized when the rights to receive cash flows from the assets have expired or have been transferred.

Investments in joint ventures

Investments in joint ventures comprise investments in companies which by agreement are managed jointly with one or more companies and therefore are subject to joint control and in which the parties have rights to the net assets of the joint venture. Joint ventures are accounted for using the equity method. Under the equity method, the investment in joint ventures is initially recognized at cost and thereafter adjusted to recognize TORM’s share of the profit or loss in the joint venture. When TORM’s share of losses in a joint venture exceeds the investment in the joint venture, TORM discontinues recognizing its share of further losses. Additional losses are recognized only to the extent that TORM has incurred legal or constructive obligations or made payments on behalf of the joint venture.

Bunkers

Bunkers and lube oil are stated at the lower of cost and net realizable value. Cost is determined using the FIFO method and includes expenditure incurred in acquiring the bunkers and lube oil and cost of delivery less discounts.

Treasury shares

Treasury shares are recognized as a separate component of equity at cost. Upon subsequent disposal of treasury shares, any consideration is also recognized directly in equity.

Dividend

Interim dividends are recognized as a liability at the time of declaration. Any year-end dividend is recognized as a liability at the date of approval at the AGM.

Trade payables

Trade payables are recognized at the fair value of the item purchased and are subsequently measured at amortized cost.

CASH FLOW STATEMENT

The cash flow statement shows how income and changes in the balance sheet items affect cash and cash equivalent, i.e., how cash is generated or used in the period. The cash flow statement is presented in accordance with the indirect method commencing with “Net profit/(loss) for the year”.

Cash flow from operating activities converts income statement items from the accrual basis of accounting to cash basis. Starting with “Net profit/(loss) for the year”, non-cash items are reversed, and actual payments included. Further, the change in working capital is taken into account.

Cash flow from investing activities comprises the cash used or received in the purchase and sale of tangible fixed assets and financial assets as well as cash from business combinations.

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Cash flow from financing activities comprises changes in the cash used or received in borrowings (amount of new borrowings and repayments), purchases or sales of treasury shares and dividend paid to shareholders.

Cash and cash equivalents including restricted cash comprise cash and short-term bank deposits with an original maturity of three months or less. The carrying amount of these assets is approximately equal to their fair value. Cash and cash equivalents including restricted cash at the end of the reporting period are shown in the consolidated cash flow statement and can be reconciled to the related items in the consolidated balance sheet.

The restricted cash balance relates to cash provided as security for initial margin calls and negative market values on derivatives as well as a sale and leaseback transaction prepayment to be released upon delivery of the vessel.

CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS

The preparation of financial statements in accordance with IFRS requires Management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates and assumptions are affected by the way TORM applies its accounting policies. An accounting estimate is considered critical if the estimate requires Management to make assumptions about matters subject to significant uncertainty, if different estimates could reasonably have been used, or if changes in the estimate that would have a material impact on the Company’s financial position or results of operations are reasonably likely to occur from period to period. Management believes that the accounting estimates applied are appropriate and the resulting balances are reasonable. However, actual results could differ from the original estimates requiring adjustments to these balances in future periods.

Management also makes various accounting judgements in the preparation of the consolidated financial statements which can affect the amounts recognized.

Judgements

Management has assessed that TORM has three CGUs within its single reportable segment – the product tanker segment – the largest of which is its Main Fleet (comprising LR1/LR2 and MR vessels). The Main Fleet is considered to be a single cash generating unit because the vessels in the Main Fleet are largely interchangeable and the cash flows generated by them are interdependent. These vessels are operated collectively as a combined internal pool, employed principally in the spot market and actively managed to meet the needs of our customers in that market, particularly regarding the location of vessels meeting required specifications and the price of transport rather than vessel class. Given the technical specifications and capacity of vessels, the Main Fleet is relatively homogenous with a very high degree of interoperability. All vessels in the Main Fleet can handle multiple sizes of cargoes and sail all seas and oceans, over both shorter and long distances. The Main Fleet is monitored and managed on an aggregated level as one pool, i.e., each vessel or vessel class does not generate cash inflows which are largely independent of those from other vessels or vessel classes. The MR vessels acquired in 2021 with chemical trading capability are operated as all other product tanker vessels and thus included in the Main Fleet CGU.

The other groups of CGUs outside the Main Fleet comprise the two Handysize vessels (which are typically used for shorter and coastal trade routes and more frequent port calls, including for transportation of various clean petroleum products within Europe and in the Mediterranean).

ESTIMATES

Carrying amounts of vessels

The Company evaluates the carrying amounts of the vessels (including newbuildings) to determine if events have occurred which would require a modification of their carrying amounts. The recoverable number of vessels is reviewed based on events and changes in circumstances which would indicate that the carrying amount of the assets might not be recoverable. In assessing the recoverability of the vessels, the Company reviews certain indicators of potential impairment or indication which past impairment losses should be reversed such as reported sale and purchase prices, market demand and general market conditions.

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Further, market valuations from leading, independent, and internationally recognized shipbrokers are obtained on the reporting date as part of the review for potential impairment indicators. If an indication of impairment or reversal of past impairment is identified, the need for recognizing an impairment loss or a recognition of a reversal of a past impairment loss is assessed by comparing the carrying amount of the vessels to the higher of the fair value less costs of disposal and the value in use.

The review for potential impairment indicators and projection of future discounted cash flows related to the vessels is complex and requires the Company to make various estimates including future freight rates, utilization, earnings from the vessels, future operating expenses and capital expenditure including dry-docking costs and discount rates. For more information on key assumptions and related sensitivities, please refer to Note 8.

All these factors have been historically volatile, especially the freight rates. The carrying amounts of TORM’s vessels may not represent their fair market value at any point in time, as market prices of second-hand vessels to a certain degree tend to fluctuate with changes in freight rates and the cost of newbuildings. However, if the estimated future cash flow or related assumptions in the future experience change, an impairment write-down or reversal of impairment may be required.